Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) segment shares	Dec. 31, 2019 USD ($) segment shares	Mar. 31, 2019 shares	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Property, Plant and Equipment [Line Items]
Number of Operating Segments | segment	1	1
Restricted cash		$ 700			$ 700
Restricted cash, balance to remain until end of lease		$ 500
Common stock, shares outstanding (in shares) | shares	57,026,154	52,374,735	44,004,658		36,975,203
Total right-of-use asset	$ 25,961	$ 26,531		$ 24,700	$ 0
Present value of operating lease payments	$ 28,517	29,340		$ 28,200
Deferred rent liabilities		3,500
Letter of Credit
Property, Plant and Equipment [Line Items]
Restricted cash		$ 200
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Lab equipment and furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life		15 years